UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 15, 2008
     Robert W. Medway    New York, New York     May 15, 2008



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $1,736,889 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    84002  1620100 SH       SOLE                  1620100
ANNTAYLOR STORES CORP          COM              036115103    76167  3150000 SH       SOLE                  3150000
ATHENAHEALTH INC               COM              04685W103    15386   650000 SH       SOLE                   650000
CBS CORP NEW                   CL B             124857202    54096  2450000 SH       SOLE                  2450000
CIRCUIT CITY STORE INC         COM              172737108    23880  6000000 SH       SOLE                  6000000
COMCAST CORP NEW               CL A             20030N101    69624  3600000 SH       SOLE                  3600000
CONSECO INC                    COM NEW          208464883    71504  7010200 SH       SOLE                  7010200
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202     4072  2576930 SH       SOLE                  2576930
CYPRESS SEMICONDUCTOR CORP     COM              232806109    97786  4141700 SH       SOLE                  4141700
DYNCORP INTL INC               CL A             26817C101    45870  2750000 SH       SOLE                  2750000
E M C CORP MASS                COM              268648102   150570 10500000 SH       SOLE                 10500000
ECHOSTAR CORP                  CL A             278768106    59080  2000000 SH       SOLE                  2000000
EMBARQ CORP                    COM              29078E105    26379   657826 SH       SOLE                   657826
ENERGY CONVERSION DEVICES IN   COM              292659109    15724   525900 SH       SOLE                   525900
GRAFTECH INTL LTD              COM              384313102    76592  4725000 SH       SOLE                  4725000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    25675  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   169023  4250000 SH       SOLE                  4250000
MARTHA STEWART LIVING OMNIME   CL A             573083102     3929   528800 SH       SOLE                   528800
MCGRAW HILL COS INC            COM              580645109    85853  2323500 SH       SOLE                  2323500
MEDIS TECHNOLOGIES LTD         COM              58500P107     6453   711466 SH       SOLE                   711466
NOVAMERICAN STEEL INC          COM              66986M100     6253  2156250 SH       SOLE                  2156250
NOVAMERICAN STEEL INC          *W EXP 03/07/201 66986M118     1814  4122950 SH       SOLE                  4122950
POLARIS INDS INC               COM              731068102    37934   925000 SH       SOLE                   925000
REGIS CORP MINN                COM              758932107    26517   964606 SH       SOLE                   964606
REPUBLIC AWYS HLDGS INC        COM              760276105    67146  3100000 SH       SOLE                  3100000
SEAGATE TECHNOLOGY             SHS              G7945J104    62820  3000000 SH       SOLE                  3000000
SIRONA DENTAL SYSTEMS INC      COM              82966C103    32364  1200000 SH       SOLE                  1200000
SK TELECOM LTD                 SPONSORED ADR    78440P108    43220  2000000 SH       SOLE                  2000000
SULPHCO INC                    COM              865378103      944   226418 SH       SOLE                   226418
SUNPOWER CORP                  COM CL A         867652109    42799   574400 SH       SOLE                   574400
TENET HEALTHCARE CORP          COM              88033G100   119992 21200000 SH       SOLE                 21200000
TERRA NITROGEN CO L P          COM UNIT         881005201     1974    17700 SH       SOLE                    17700
TFS FINL CORP                  COM              87240R107    85947  7144400 SH       SOLE                  7144400
THERMADYNE HLDGS CORP NEW      COM PAR $0.01    883435307     5768   560000 SH       SOLE                   560000
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105    10383   611460 SH       SOLE                   611460
VMWARE INC                     CL A COM         928563402    29349   685400 SH       SOLE                   685400